SUBSEQUENT EVENT (Tables)	12 Months Ended
Oct. 31, 2014
Subsequent Events [Abstract]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Pro Forma Condensed Consolidated Balance Sheet

October 31, 2014

ASSETS
Current assets:
Cash and cash equivalents	$8,861,246
Short-term investments in certificates of deposit	2,500,000
Accounts receivable	400,000
Prepaid expense and other current assets	60,577
Total current assets	11,821,823
Patent, net of accumulated depreciation of $314,453	2,721,658
Property and equipment, net	11,875
Total assets	$14,555,356

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued expenses	$1,047,466
Royalties and contingent legal fees	560,076
Total current liabilities	1,607,542
Patent acquisition obligation	3,236,281
Total liabilities	4,843,823
Shareholders’ equity:
Preferred stock, par value $100 per share	-
Series A preferred stock, par value $100 per share	350,000
Common stock, par value $.01 per share	2,196,922
Additional paid-in capital	146,232,373
Accumulated deficit	(139,067,762)
Total shareholder’s equity	9,711,533
Total liabilities and shareholders’ equity	$14,555,356